Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Summary of Assets and Liabilities Measured at Fair Value

The following tables present information about Spectrum Select’s and Spectrum Technical’s assets and liabilities measured at fair value as of December 31, 2016 and 2015:

Spectrum Select

December 31, 2016	Total	Level 1	Level 2	Level 3

Assets
U.S. Treasury bills	$12,994,751	$-	$12,994,751	$-
Futures	2,203,401	2,203,401	-	-
Forwards	1,069,028	370,551	698,477	-

Total assets	$16,267,180	$2,573,952	$13,693,228	$-

Liabilities
Futures	$827,990	$827,990	$-	$-
Forwards	1,116,899	534,709	582,190	-

Total liabilities	$1,944,889	$1,362,699	$582,190	$-

December 31, 2015	Total	Level 1	Level 2	Level 3

Assets
U.S. Treasury bills	$55,493,206	$-	$55,493,206	$-
Futures	3,831,162	3,831,162	-	-
Forwards	1,168,919	740,942	427,977	-

Total assets	$60,493,287	$4,572,104	$55,921,183	$-

Liabilities
Futures	$2,431,726	$2,431,726	$-	$-
Forwards	1,125,088	954,788	170,300	-

Total liabilities	$3,556,814	$3,386,514	$170,300	$-

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Summary of Assets and Liabilities Measured at Fair Value

Spectrum Technical

December 31, 2016	Total	Level 1	Level 2	Level 3

Assets
Futures	$1,051,049	$1,051,049	$-	$-
Forwards	665,811	58,919	606,892	-

Total assets	$1,716,860	$1,109,968	$606,892	$-

Liabilities
Futures	$756,615	$756,615	$-	$-
Forwards	730,361	293,032	437,329	-

Total liabilities	$1,486,976	$1,049,647	$437,329	$-

December 31, 2015	Total	Level 1	Level 2	Level 3

Assets
U.S. Treasury bills	$21,747,370	$-	$21,747,370	$-
Futures	1,246,261	1,246,261	-	-
Forwards	1,901,957	156,179	1,745,778	-

Total assets	$24,895,588	$1,402,440	$23,493,148	$-

Liabilities
Futures	$1,548,907	$1,548,907	$-	$-
Forwards	1,988,889	366,155	1,622,734	-

Total liabilities	$3,537,796	$1,915,062	$1,622,734	$-